Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans
Gross loans	SFr 297,841	SFr 288,596
of which held at amortized cost	285,179	273,723	SFr 264,830
of which held at fair value	12,662	14,873
Net (unearned income)/deferred expenses	(116)	(113)
Allowance for loan losses	(946)	(902)	(882)	SFr (938)
Net loans	296,779	287,581
Foreign
Loans
Gross loans	134,708	128,152
Switzerland
Loans
Gross loans	163,133	160,444
Corporate and institutional
Loans
Gross loans	139,497	134,812
of which held at amortized cost	126,865	119,962	112,553
Allowance for loan losses	(760)	(715)	(662)	(722)
Corporate and institutional | Real estate
Loans
Gross loans	29,220	26,727
of which held at amortized cost	28,323	26,065
Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	85,648	85,698
of which held at amortized cost	81,873	79,773
Corporate and institutional | Financial institutions
Loans
Gross loans	20,367	18,494
of which held at amortized cost	15,436	12,939
Corporate and institutional | Governments and public institutions
Loans
Gross loans	4,262	3,893
of which held at amortized cost	1,233	1,185
Consumer
Loans
Gross loans	158,344	153,784
of which held at amortized cost	158,314	153,761	152,277
Allowance for loan losses	(186)	(187)	SFr (220)	SFr (216)
Consumer | Mortgages
Loans
Gross loans	109,579	107,845
of which held at amortized cost	109,579	107,845
Consumer | Loans collateralized by securities
Loans
Gross loans	44,364	42,034
of which held at amortized cost	44,364	42,034
Consumer | Consumer finance
Loans
Gross loans	4,401	3,905
of which held at amortized cost	4,371	3,882
Bank
Loans
Net loans	SFr 304,025	SFr 292,875